Income Taxes - Valuation Allowance Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowances, beginning of period	$ 462	$ 360	$ 273
Charges to tax expense	(429)	102	90
Charges to other accounts	180	0	(3)
Valuation allowances, end of period	$ 214	$ 462	$ 360